Taxation - Exceptional tax (credits)/charges (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended						24 Months Ended
	Jun. 30, 2020	Dec. 31, 2017 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2022
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 589		£ 898		£ 596
Other external charges			2,044		2,285		1,849
Other exceptional finance cost			0		9		0
Tax charge			697		863		634
Provisions charged during the year			120
Terms of Raising the Bar program	2 years								2 years
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(165)		0		(13)
Substitution drawback
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			20		0		0
Obsolete inventories
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(7)		0		0
Other external charges			30		0		0
Other items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(2)		0		0
French tax audit settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		61	€ 69	0
Tax related costs					88	100
Other external charges			0		18	21	0
Other exceptional finance cost					9	€ 10
Tax rate change in the Netherlands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		(51)		0
Sale of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		33		0
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		(4)		0
US tax reform
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0		(354)
UK transfer pricing settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0		143
Tax assessment notice payment		£ 107
Tax charge							47
UK industrial building allowance
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0		21
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(154)		39		(203)
Other external charges			95		£ 53		0
Windsor brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(105)
USL brands impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(25)
Nigerian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(25)
Ethiopian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(10)
Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges							(354)	$ (478)
Remeasurement of deferred tax assets on post employment liabilities and share-based incentive plans to other comprehensive income							11	15
Raising the Bar programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Provisions charged during the year			£ 81	$ 100
US tax reform remeasuring deferred tax liabilities | Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges							(363)	(490)
US tax reform repatriation of untaxed foreign earnings | Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges							£ 9	$ 12